SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) $ in Thousands	Jun. 30, 2024 SGD ($)
Right-of-use Rou Assets And Lease Payable
2025	$ 307
2025	235
2025	183
2025	52
2025	29
2025	623
2025	$ 1,429